Schedule 1 - Condensed Financial Statements of The Company (Details) - Statements of Income (Loss) and Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (57,684)	(349,205)	(356,033)	(333,281)	$ (8,364)	(50,633)	(77,993)	(70,893)
Interest income	13,917	84,250	90,323	52,031	1,131	6,847	13,215	2,011
Equity in earnings (loss) of subsidiaries					23,032	139,429	195,288	(230,492)
Net income (loss)	15,799	95,643	130,510	(299,374)	15,799	95,643	130,510	(299,374)
Other comprehensive loss, net of tax: Foreign currency translation adjustments	(1,153)	(6,982)	(2,481)	(18,291)	(1,153)	(6,982)	(2,481)	(18,291)
Comprehensive income (loss)attributable to the CNinsure Inc’s shareholders	$ 14,646	88,661	128,029	(317,665)	$ 14,646	88,661	128,029	(317,665)